EQUITY (Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Outstanding | shares
Granted | shares	2,584,000
Canceled | shares	252,000
Expired | shares
Exercised | shares
Outstanding | shares	2,332,000
Exercisable | shares	292,000
Weighted Average Price
Outstanding
Granted	1.00
Canceled	1.00
Expired
Exercised
Outstanding	1.00
Exercisable	1.00
Exercise price range, minimum	1.00
Exercise price range, maximum	$ 1.00
Aggregate intrinsic value of options | $	$ 593,775
Minimum [Member]
Weighted Average Price
Weighted average life of options	3 years 10 months 17 days
Maximum [Member]
Weighted Average Price
Weighted average life of options	9 years 5 months 12 days